Summary of Components Included in Reorganization Items (Detail) - USD ($) $ in Thousands	4 Months Ended	5 Months Ended
	Jul. 31, 2017	Dec. 31, 2017
Reorganizations [Line Items]
Debt, sale leaseback and other reorganization items		$ 1,631
Reorganization-related professional fees		2,668
Loss on reorganization items		$ 4,299
Predecessor
Reorganizations [Line Items]
Gain on settlement of Liabilities subject to compromise	$ (767,640)
Fresh start adjustments	1,820,018
Debt, sale leaseback and other reorganization items	316,504
Reorganization-related professional fees	28,023
Loss on reorganization items	$ 1,396,905